12. Earnings/(loss) per share (Details - Dilutive securities) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earningsloss Per Share
Warrants to purchase common stock	6,733,292	6,733,292	6,733,292
Convertible promissory notes issued to underwriters and other related parties subject to possible conversion	99,243	99,243	99,243
Convertible promissory notes issued to shareholders subject to possible conversion	6,669,201	2,833,344	1,744,603
Options to purchase common stock	473,195	473,944	374,650
Total potential dilutive securities	13,974,931	10,139,823	8,951,788